Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,860,000.00
Previously Paid Amount	0.00
Total Fee Amount	394.97
Total Offset Amount	0.00
Net Fee	394.97
Narrative - Max Aggregate Offering Price	$ 2,860,000.00
Final Prospectus	true